Inventory - Schedule of Inventory (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Inventory Disclosure [Abstract]
Finished goods, net	$ 0	$ 279,666
Raw materials	0	81,436
Inventory Total	$ 0	$ 361,102